Barclays PLC (the Parent company) (Narrative) (Details) € in Millions, ¥ in Millions, £ in Millions, SFr in Millions, $ in Millions, $ in Millions					12 Months Ended
		Sep. 11, 2018 GBP (£)	Jan. 01, 2018 GBP (£)	Jan. 01, 2017 GBP (£)	Dec. 31, 2018 GBP (£)		Dec. 31, 2017 GBP (£)		Dec. 31, 2016 GBP (£)		Dec. 31, 2018 AUD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)		Dec. 31, 2018 JPY (¥)	Dec. 31, 2018 USD ($)
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries					£ 91		£ 48		£ 8
Other income					114		56		54
Subordinated liabilities							23,826	[1]	23,383	[1]				£ 20,559
Debt instruments issued							73,314		75,932	[1]				82,286
Derivative financial instruments							237,669	[1]	346,626	[1]				222,538
Capital reorganisation					0
Effects of changes in accounting policies				£ 0	(2,150)	[2]
Equity							66,016	[1]	71,365	[1]				63,779
Called up share capital and share premium [member]
Disclosure of transactions between related parties [line items]
Capital reorganisation	[3]				(17,873)
Effects of changes in accounting policies				0	0	[2]
Equity	[3]						22,045		21,842					4,311
Other equity instruments [member]
Disclosure of transactions between related parties [line items]
Capital reorganisation	[3]				0
Effects of changes in accounting policies				0	0	[2],[3]
Equity	[3]						8,941		6,449					9,632
Available for sale reserve [member]
Disclosure of transactions between related parties [line items]
Capital reorganisation	[4]				0
Effects of changes in accounting policies				0	(364)	[2],[4]
Equity							364	[4]	(74)					0	[4]
Retained earnings [member]
Disclosure of transactions between related parties [line items]
Capital reorganisation					17,873
Effects of changes in accounting policies				£ 175	(2,014)	[2]
Equity							27,536		30,531					43,460
Barclays PLC [member]
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries					15,360		674		621
Other income					923		690		334
Investments in subsidiaries							39,354							57,374
Increase (decrease) in investments in subsidiaries							18,020
Subordinated liabilities							6,501							6,775
Debt instruments issued							22,110							32,373
Derivative financial instruments							161							168
Capital reorganisation					0
Effects of changes in accounting policies					11
Equity							39,205		36,322					54,180
Barclays PLC [member] | Called up share capital and share premium [member]
Disclosure of transactions between related parties [line items]
Capital reorganisation		£ (17,873)			(17,873)
Effects of changes in accounting policies					0
Equity							22,045		21,842					4,311
Barclays PLC [member] | Other equity instruments [member]
Disclosure of transactions between related parties [line items]
Capital reorganisation					0
Effects of changes in accounting policies					0
Equity							8,943		6,453					9,633
Barclays PLC [member] | Share premium [member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in equity		(17,873)
Barclays PLC [member] | Available for sale reserve [member]
Disclosure of transactions between related parties [line items]
Capital reorganisation	[5]				0
Effects of changes in accounting policies	[5]				(86)
Equity	[5]						86		26					0
Barclays PLC [member] | Available for sale reserve [member] | IFRSs 9 [member]
Disclosure of transactions between related parties [line items]
Effects of changes in accounting policies			£ (86)
Barclays PLC [member] | Retained earnings [member]
Disclosure of transactions between related parties [line items]
Capital reorganisation		17,873			17,873
Increase (decrease) in equity		£ 17,873
Effects of changes in accounting policies					£ 97
Equity							7,737		7,607					39,842
Barclays PLC [member] | Retained earnings [member] | IFRSs 9 [member]
Disclosure of transactions between related parties [line items]
Effects of changes in accounting policies			£ 86
Barclays PLC [member] | Derivatives [member]
Disclosure of transactions between related parties [line items]
Description of arrangement for contingent consideration arrangements and indemnification assets					The derivative financial instrument of £168m (2017: £161m) held by the Parent company represents Barclays PLC’s right to receive a Capital Note for no additional consideration, in the event the Barclays PLC consolidated CRD IV CET1 ratio (FSA October 2012 transitional statement) falls below 7% at which point the notes are automatically assigned by the holders to Barclays PLC.
Barclays PLC [member] | Barclays Bank PLC [member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in investments in subsidiaries					£ 3,046
Barclays PLC [member] | Barclays Bank UK PLC [member]
Disclosure of transactions between related parties [line items]
Increase (decrease) in investments in subsidiaries					14,025
Barclays PLC [member] | Subordinated Notes [member]
Disclosure of transactions between related parties [line items]
Debt instruments issued														0
Barclays PLC [member] | Senior Notes [member] | Fixed interest rate [member]
Disclosure of transactions between related parties [line items]
Debt instruments issued													€ 1,805	1,500
Barclays PLC [member] | Senior Notes [member] | Fixed/Floating Interest Rate [member]
Disclosure of transactions between related parties [line items]
Debt instruments issued | $																	$ 7,000
Barclays PLC [member] | Bonds [member] | Fixed interest rate [member]
Disclosure of transactions between related parties [line items]
Debt instruments issued | ¥																¥ 147,600
Barclays PLC [member] | Senior Debt [member] | Fixed interest rate [member]
Disclosure of transactions between related parties [line items]
Debt instruments issued | SFr												SFr 175
Barclays PLC [member] | Senior Debt [member] | Fixed/Floating Interest Rate [member]
Disclosure of transactions between related parties [line items]
Debt instruments issued | $											$ 600
Barclays PLC [member] | AT1 Securities [member]
Disclosure of transactions between related parties [line items]
Investments in subsidiaries							8,986							£ 9,666
Barclays PLC [member] | AT1 Securities [member] | Barclays Bank PLC [member]
Disclosure of transactions between related parties [line items]
Other income					£ 752		£ 639		£ 457

[1]

Barclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. The comparatives as at 31 December 2016 have been updated to reflect this presentation change. Further detail on the adoption of new accounting policies can be fo und in Note 1 on pages 264 to 267 , Note 42 on pages 347 to 354 and the Credit risk disclosures on pages 273 to 277 .

[2]

As a result of the early adoption of the own credit provisions of IFRS 9 on 1 January 2017, own credit which was previously recorded in the income statement is now recognised within other comprehensive income. The cumulative unrealised own credit net loss of £175m was therefore reclassified from retained earnings to a separate own credit reserve, within other reserves. During 2 017, a £4m loss (net of tax) on own credit was booked in the reserve

[3]	a For further details refer to Note 29 .
[4]	b For further details refer to Note 30 .
[5]	As a result of the adoption of IFRS 9 on 1 January 2018, the available for sale reserve of £86m has been transferred to retained earnings.